Consolidated income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations:
Gross premiums earned		$ 24,217	$ 23,495	$ 23,855
Outward reinsurance premiums		(1,844)	(1,625)	(1,116)
Earned premiums, net of reinsurance		22,373	21,870	22,739
Investment return		3,486	13,762	14,961
Other income		641	615	639
Total revenue, net of reinsurance		26,500	36,247	38,339
Benefits and claims		(17,738)	(34,463)	(30,191)
Reinsurers' share of benefits and claims		(971)	6,313	2,435
Movement in unallocated surplus of with-profits funds		(202)	(438)	(1,415)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(18,911)	(28,588)	(29,171)
Acquisition costs and other expenditure		(4,560)	(4,651)	(5,908)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(328)	(316)	(496)
Loss attaching to corporate transactions		(35)	(30)	(142)
Total charges net of reinsurance		(23,834)	(33,585)	(35,717)
Share of profit from joint ventures and associates, net of related tax		352	517	397
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	3,018	3,179	3,019
Tax charge attributable to policyholders' returns		(342)	(271)	(365)
Profit before tax attributable to shareholders' returns		2,676	2,908	2,654
Total tax charge attributable to shareholders' and policyholders' returns		(804)	(711)	(681)
Remove tax charge attributable to policyholders' returns		342	271	365
Tax charge attributable to shareholders' returns		(462)	(440)	(316)
Profit after tax from continuing operations		2,214	2,468	2,338
(Loss) profit for the year		(2,813)	2,185	792
Attributable to:
Equity holders of the Company From continuing operations		2,192	2,458	2,329
Profit (loss) attributable to equity holders of the company		(2,042)	2,118	783
Non-controlling interests from continuing operations		22	10	9
Profit (loss) attributable to non-controlling interests		(771)	67	9
(Loss) profit for the year		$ (2,813)	$ 2,185	$ 792
Basic
Based on profit from continuing operations (in USD per share)		$ 0.834	$ 0.946	$ 0.900
Total (in USD per share)		(0.777)	0.816	0.303
Diluted
Based on profit continuing operations (in USD per share)		0.834	0.946	0.900
Total (in USD per share)		$ (0.777)	$ 0.816	$ 0.303
Discontinued US operations
Continuing operations:
Gross premiums earned		$ 14,047	$ 19,026	$ 21,209
Outward reinsurance premiums		(274)	(30,584)	(467)
Earned premiums, net of reinsurance		13,773	(11,558)	20,742
Total revenue, net of reinsurance		45,972	19,763	55,431
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(41,350)	(19,617)	(54,734)
Acquisition costs and other expenditure		(2,305)	(906)	(1,429)
Total charges net of reinsurance		(43,655)	(20,523)	(56,163)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		2,317	(760)	(732)
Loss after tax from discontinued operations	[2]	(5,027)	(283)	(385)
Attributable to:
Equity holders of the Company From discontinued operations		(4,234)	(340)	$ (385)
Non-controlling interests from discontinued operations		$ (793)	$ 57
Basic
Based on loss from discontinued operations (in USD per share)	[2]	$ (1.611)	$ (0.130)	$ (0.149)
Diluted
Based on loss from discontinued operations (in USD per share)	[2]	$ (1.611)	$ (0.130)	$ (0.149)
Discontinued UK and Europe operations
Continuing operations:
Total revenue, net of reinsurance				$ 33,212
Total charges net of reinsurance				(31,118)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)				(386)
Profit before tax attributable to shareholders' returns				2,094
Loss after tax from discontinued operations	[2]			(1,161)
Attributable to:
Equity holders of the Company From discontinued operations				$ (1,161)
Basic
Based on loss from discontinued operations (in USD per share)				$ (0.448)
Diluted
Based on loss from discontinued operations (in USD per share)				$ (0.448)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Loss from discontinued operations represents the aggregate of the post-tax results during the year up to demerger and the remeasurement adjustment to the carrying value of the business and recycling of cumulative reserves from other comprehensive income upon demerger (see note D1.2 and note D1.3).